UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2012

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	107,110	$3,573,190

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	760,050	26,046,913

Leisure Equipment & Products - 2.1%
Mattel Inc.	1,090,720	35,382,957

Media - 3.7%
Walt Disney Co.	1,278,940	62,028,590

Specialty Retail - 5.0%
Gap Inc.	802,017	21,943,185
Guess? Inc.	147,960	4,493,545
Home Depot Inc.	1,110,380	58,839,036

Total Specialty Retail		85,275,766

TOTAL CONSUMER DISCRETIONARY		212,307,416

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 2.5%
Safeway Inc.	2,328,480	42,261,912

Food Products - 3.3%
Unilever PLC	935,550	31,443,059	(a)
Unilever PLC, ADR	749,460	25,279,286

Total Food Products		56,722,345

TOTAL CONSUMER STAPLES		98,984,257

ENERGY - 10.6%
Energy Equipment & Services - 3.5%
Halliburton Co.	996,920	28,302,559
Schlumberger Ltd.	482,990	31,350,881

Total Energy Equipment & Services		59,653,440

Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	261,300	27,567,150
Devon Energy Corp.	571,200	33,123,888
Hess Corp.	708,860	30,799,967
Newfield Exploration Co.	250,700	7,348,017	*
Peabody Energy Corp.	145,000	3,555,400
Southwestern Energy Co.	561,400	17,925,502	*

Total Oil, Gas & Consumable Fuels		120,319,924

TOTAL ENERGY		179,973,364

FINANCIALS - 22.7%
Capital Markets - 5.2%
BlackRock Inc.	113,160	19,216,831
Franklin Resources Inc.	234,760	26,056,013
Greenhill & Co. Inc.	421,660	15,032,179
Morgan Stanley	1,879,180	27,417,236

Total Capital Markets		87,722,259

Commercial Banks - 3.8%
First Republic Bank	305,860	10,276,896	*
KeyCorp	1,172,210	9,072,905
Regions Financial Corp.	1,431,800	9,664,650
U.S. Bancorp	1,113,620	35,814,019

Total Commercial Banks		64,828,470

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	801,960	28,654,031

Insurance - 7.0%
Allied World Assurance Co. Holdings AG	726,488	57,734,001

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Insurance - 7.0% (continued)
Axis Capital Holdings Ltd.	654,540	$21,305,277
Chubb Corp.	542,480	39,503,394

Total Insurance		118,542,672

Real Estate Investment Trusts (REITs) - 3.6%
Pebblebrook Hotel Trust	749,675	17,474,924
Weyerhaeuser Co.	1,959,671	43,818,244

Total Real Estate Investment Trusts (REITs)		61,293,168

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.	334,040	23,506,395

TOTAL FINANCIALS		384,546,995

HEALTH CARE - 9.2%
Pharmaceuticals - 9.2%
GlaxoSmithKline PLC, ADR	434,510	19,800,621
Johnson & Johnson	574,110	38,786,871
Merck & Co. Inc.	1,280,880	53,476,740
Novartis AG, ADR	799,640	44,699,876

TOTAL HEALTH CARE		156,764,108

INDUSTRIALS - 10.4%
Aerospace & Defense - 4.7%
Boeing Co.	543,130	40,354,559
Honeywell International Inc.	708,580	39,567,107

Total Aerospace & Defense		79,921,666

Construction & Engineering - 1.6%
EMCOR Group Inc.	155,762	4,333,299
Fluor Corp.	335,120	16,534,821
Jacobs Engineering Group Inc.	140,180	5,307,215	*

Total Construction & Engineering		26,175,335

Electrical Equipment - 0.1%
Valence Technology Inc.	2,192,000	1,361,232	*

Machinery - 4.0%
Deere & Co.	393,120	31,791,615
Dover Corp.	454,440	24,362,528
Oshkosh Corp.	581,800	12,188,710	*

Total Machinery		68,342,853

TOTAL INDUSTRIALS		175,801,086

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 3.6%
Cisco Systems Inc.	1,826,350	31,358,429
Plantronics Inc.	134,940	4,506,996
Telefonaktiebolaget LM Ericsson, ADR	2,840,070	25,929,839

Total Communications Equipment		61,795,264

Computers & Peripherals - 0.6%
Hewlett-Packard Co.	479,880	9,650,387

Internet Software & Services - 2.2%
eBay Inc.	879,150	36,933,091	*

Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials Inc.	1,630,110	18,681,061
KLA-Tencor Corp.	305,660	15,053,755
Samsung Electronics Co., Ltd., GDR	55,000	29,512,810	(a)
Texas Instruments Inc.	1,123,140	32,222,887

Total Semiconductors & Semiconductor Equipment		95,470,513

Software - 3.0%
Microsoft Corp.	1,174,870	35,939,273

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Software - 3.0% (continued)
Symantec Corp.	1,066,950	$15,588,140	*

Total Software		51,527,413

TOTAL INFORMATION TECHNOLOGY		255,376,668

MATERIALS - 3.1%
Chemicals - 0.3%
Mosaic Co.	87,200	4,775,072

Metals & Mining - 2.8%
BHP Billiton Ltd., ADR	329,430	21,511,779
Nucor Corp.	592,710	22,463,709
United States Steel Corp.	154,360	3,179,816

Total Metals & Mining		47,155,304

TOTAL MATERIALS		51,930,376

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc.	710,300	25,329,298

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC, ADR	1,582,312	44,589,552

TOTAL TELECOMMUNICATION SERVICES		69,918,850

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,270,943,893)		1,585,603,120

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.1%
Repurchase Agreements - 6.1%
Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/29/12 with RBS Securities Inc.; Proceeds at maturity -$102,689,369; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/16/12 to 1/10/25; Market value - $104,741,874) (Cost - $102,688,000)	0.160%	7/2/12	$102,688,000	102,688,000

TOTAL INVESTMENTS - 99.5% (Cost - $1,373,631,893#)				1,688,291,120
Other Assets in Excess of Liabilities - 0.5%				8,694,741

TOTAL NET ASSETS - 100.0%				$1,696,985,861

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Fundamental All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Consumer staples	$67,541,198	$31,443,059	—	$98,984,257
Information technology	225,863,858	29,512,810	—	255,376,668
Other common stocks	1,231,242,195	—	—	1,231,242,195

Total long-term investments	$1,524,647,251	$60,955,869	—	$1,585,603,120

Short-term investments†	—	102,688,000	—	102,688,000

Total investments	$1,524,647,251	$163,643,869	—	$1,688,291,120

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $60,955,869 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Notes to Schedule of Investments (unaudited) (continued)

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$386,893,184
Gross unrealized depreciation	(72,233,957)

Net unrealized appreciation	$314,659,227

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2012